Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance, beginning of year	$ 34	$ 68	$ 188
Statute of limitation expirations	(8)	(43)	(125)
Foreign currency fluctuation	1	9	5
Balance, end of year	$ 27	$ 34	$ 68